FINANCIAL INSTRUMENTS - Level 3 Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Balance, beginning of year	$ 6,021
Changes in fair value measurement, assets [abstract]
Balance, end of year	7,068	$ 6,021
Financial liabilities
Balance, beginning of year	62,047
Changes in fair value measurement, liabilities [abstract]
Balance, end of year	62,406	62,047
Level 3
Financial assets
Balance, beginning of year	1,682	1,371
Changes in fair value measurement, assets [abstract]
Additions	553	324
Dispositions	(88)	(10)
Fair value (losses) gains, net and OCI	366	(3)
Other	(453)	0
Balance, end of year	2,060	1,682
Financial liabilities
Balance, beginning of year	863	922
Changes in fair value measurement, liabilities [abstract]
Additions	0	0
Dispositions	0	0
Fair value (losses) gains, net and OCI	2	(59)
Other	(6)	0
Balance, end of year	$ 859	$ 863